Equity (Details) - Schedule of RSUs and PSUs activity	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule Of Rsus And Psus Activity Abstract
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,842,232
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value	$ 17.95
Granted, Number of RSUs and PSUs | shares	2,632,097
Granted, Weighted Average Grant Date Fair Value	$ 10.68
Vested, Number of RSUs and PSUs | shares	(1,551,332)
Vested, Weighted Average Grant Date Fair Value	$ 18.31
Forfeited, Number of RSUs and PSUs | shares	(977,877)
Forfeited, Weighted Average Grant Date Fair Value	$ 15.23
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,945,120
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value	$ 13.67
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares	3,945,120
Granted, Number of RSUs and PSUs | shares	2,632,097
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	1,551,332
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 13.67
Granted, Weighted Average Grant Date Fair Value	10.68
Vested, Weighted Average Grant Date Fair Value	18.31
Forfeited, Weighted Average Grant Date Fair Value	$ 15.23
Unrecognized compensation cost (in Dollars) | $	$ 272,699